Related-Party Transactions (Investment Commitments with Related Parties, Narrative) (Details) ¥ in Thousands				12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 07, 2021 CNY (¥)	Dec. 05, 2013 CNY (¥)	Dec. 05, 2013 USD ($)
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	¥ 1,783,781	¥ 1,176,168		¥ 1,783,781	¥ 1,176,168
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest				20.00%	20.00%
Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest				40.00%	40.00%
Shidian Energy [member] | Toufa [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties			¥ 400,000
Capital contribution paid to related parties		¥ 400,000
Percentage of ownership interest			40.00%
Baling Materials [Member]
Disclosure of transactions between related parties [line items]
Capital contribution paid to related parties	250,000
Baling Materials [Member] | Sinopec Baling Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties						¥ 400,000
Parent [member] | Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to related parties	¥ 71,541			¥ 71,541			¥ 182,804	$ 30,017,000
Expiration period of capital contribution plan		50 years
Percentage of ownership interest				20.00%
Parent [member] | Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest				0.00%